Schedule II Genworth Financial, Inc. (Parent Company Only) (Impact of Accounting Changes Retrospectively adopted on Cash Flow) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.'s common stockholders	$ 142	$ (16)	$ (136)	$ 59	$ (209)	$ 76	$ 24	$ 161	$ 49	$ 52	$ (504)
Parent Company
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.'s common stockholders									49	52	(504)
Equity in income from subsidiaries									(288)	(223)	309
As Originally Reported
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.'s common stockholders									122	142	(460)
As Originally Reported | Parent Company
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.'s common stockholders									122	142	(460)
Equity in income from subsidiaries									(361)	(313)	265
Effect of DAC Change
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.'s common stockholders									(63)	(86)	(12)
Effect of DAC Change | Parent Company
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.'s common stockholders									(63)	(86)	(12)
Equity in income from subsidiaries									63	86	12
Effect of Reserve Change
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.'s common stockholders									(10)	(4)	(32)
Effect of Reserve Change | Parent Company
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.'s common stockholders									(10)	(4)	(32)
Equity in income from subsidiaries									$ 10	$ 4	$ 32